Warrants (Schedule Of Fair Value Of Warrants Issued) (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Fair value	$ 100,109	$ 41,717	$ 2,307,586
November 2015 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value	971	55	234,918
November 2015 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value			435
March 2016 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value	1,240	439	160,099
September 2016 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value	14,639	3,196	333,834
June 2017 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value	30,364	11,736	623,324
June 2017 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value	2,574	845	65,149
October 2017 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value	46,178	23,772	801,551
October 2017 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value	$ 4,143	$ 1,674	$ 88,276